Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth information concerning the compensation provided to our NEOs and certain measures of Company performance in the years ended December 31, 2024, 2023, 2022 and 2021, for services to our Company in all capacities. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) ($)(2)	Peer Group TSR ($)(3)	Net Loss ($ in millions)	Total Revenue ($ in millions)(4)
2024	9,606,165	4,749,620	2,941,814	1,676,438	78	105	(39)	334
2023	4,113,194	10,055,709	1,626,676	3,344,278	96	101	(66)	124
2022	1,947,020	4,047,941	1,049,800	1,913,762	44	103	(67)	52
2021	4,230,994	39,202	1,700,013	584,783	17	92	(158)	10

(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, Michael Raab, who was our Principal Executive Officer or “PEO” for each of the four years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes Justin Renz, Elizabeth Grammer, Esq., Laura Williams, M.D., M.P.H., and Michael Kelliher for 2024, Laura Williams, M.D., M.P.H and Elizabeth Grammer, Esq. for 2023, Laura Williams, M.D., M.P.H. and Susan Rodriguez for 2022 and Justin Renz, Robert Blanks, Elizabeth Grammer, Esq. and David Rosenbaum, Ph.D. for 2021.

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (“FY”)	2024
	PEO ($)	Average non- PEO NEOs ($)
2024 Summary Compensation Table Total	9,606,165	2,941,814
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Option Awards Columns in the Summary Compensation Table	8,335,121	2,264,081
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	2,972,646	919,554
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	1,251,140	247,178
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	(1,245,555)	(282,833)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	500,345	114,805
Total Adjustments	(4,856,545)	(1,265,377)
Compensation Actually Paid	4,749,620	1,676,438

(2)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on our common stock in 2021, 2022, 2023 or 2024.

(3)
Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same peer group used in the review of our executive compensation, as disclosed under “Compensation Discussion and Analysis”. Please refer to “Use of Market Data” caption of the “Compensation Discussion and Analysis” for the names of the peer group companies.

(4)
We have selected total revenue as the most important financial measure used by us to link compensation actually paid for 2024 to our performance since it is the financial measure with the largest impact on the cash bonuses we pay our NEOs.

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, Michael Raab, who was our Principal Executive Officer or “PEO” for each of the four years shown, and the average CAP to our remaining NEOs or “Non-PEO NEOs” for the relevant fiscal year, as determined under SEC rules, which includes Justin Renz, Elizabeth Grammer, Esq., Laura Williams, M.D., M.P.H., and Michael Kelliher for 2024, Laura Williams, M.D., M.P.H and Elizabeth Grammer, Esq. for 2023, Laura Williams, M.D., M.P.H. and Susan Rodriguez for 2022 and Justin Renz, Robert Blanks, Elizabeth Grammer, Esq. and David Rosenbaum, Ph.D. for 2021.

Peer Group Issuers, Footnote
(3)
Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the same peer group used in the review of our executive compensation, as disclosed under “Compensation Discussion and Analysis”. Please refer to “Use of Market Data” caption of the “Compensation Discussion and Analysis” for the names of the peer group companies.

PEO Total Compensation Amount	$ 9,606,165	$ 4,113,194	$ 1,947,020	$ 4,230,994
PEO Actually Paid Compensation Amount	$ 4,749,620	10,055,709	4,047,941	39,202
Adjustment To PEO Compensation, Footnote
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (“FY”)	2024
	PEO ($)	Average non- PEO NEOs ($)
2024 Summary Compensation Table Total	9,606,165	2,941,814
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Option Awards Columns in the Summary Compensation Table	8,335,121	2,264,081
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	2,972,646	919,554
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	1,251,140	247,178
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	(1,245,555)	(282,833)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	500,345	114,805
Total Adjustments	(4,856,545)	(1,265,377)
Compensation Actually Paid	4,749,620	1,676,438

Non-PEO NEO Average Total Compensation Amount	$ 2,941,814	1,626,676	1,049,800	1,700,013
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,676,438	3,344,278	1,913,762	584,783
Adjustment to Non-PEO NEO Compensation Footnote
Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Fiscal Year (“FY”)	2024
	PEO ($)	Average non- PEO NEOs ($)
2024 Summary Compensation Table Total	9,606,165	2,941,814
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Option Awards Columns in the Summary Compensation Table	8,335,121	2,264,081
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Remain Unvested as of FY End (“FYE”)	2,972,646	919,554
Increase based on ASC 718 Fair Value of Awards Granted during the FY that Vested during the FY as of Vesting Date	1,251,140	247,178
Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of FYE Compared to Valuation as of Prior FYE	(1,245,555)	(282,833)
Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested during the FY as of Vesting Date Compared to Valuation as of Prior FYE	500,345	114,805
Total Adjustments	(4,856,545)	(1,265,377)
Compensation Actually Paid	4,749,620	1,676,438

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
For 2024, the most important financial measures used to link compensation actually paid to our performance are as follows: (i) total revenue; (ii) net loss; and (iii) TSR.

Total Shareholder Return Amount	$ 78	96	44	17
Peer Group Total Shareholder Return Amount	105	101	103	92
Net Income (Loss)	$ (39,000,000)	$ (66,000,000)	$ (67,000,000)	$ (158,000,000)
Company Selected Measure Amount	334,000,000	124,000,000	52,000,000	10,000,000
PEO Name	Michael Raab	Michael Raab	Michael Raab	Michael Raab
Measure:: 1
Pay vs Performance Disclosure
Name	total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	net loss
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,856,545)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,335,121)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,972,646
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,245,555)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,251,140
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,345
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,265,377)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,264,081)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	919,554
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,833)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	247,178
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 114,805